BASIS OF PREPARATION	12 Months Ended
Mar. 31, 2022
BASIS OF PREPARATION
BASIS OF PREPARATION

2. BASIS OF PREPARATION

Statement of Compliance

The consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”), as issued by the International Accounting Standards Board (“IASB”) and interpreted by the IFRS Interpretations Committee (“IFRIC”).

These consolidated financial statements were approved for issue by the Board of Directors on June 29, 2022.

Basis of Presentation

These consolidated financial statements have been prepared on a going concern basis, under the historical cost convention, except for certain financial instruments that are measured at fair value, as detailed in the Company’s accounting policies in Note 3.

Functional Currency

The Company’s functional currency is the Canadian dollar. Transactions undertaken in foreign currencies are translated into Canadian dollars at daily exchange rates prevailing when the transactions occur. Monetary assets and liabilities denominated in foreign currencies are translated at period-end exchange rates and non-monetary items are translated at historical exchange rates. Realized and unrealized exchange gains and losses are recognized in the consolidated statements of loss and comprehensive loss.

The assets and liabilities of foreign operations are translated into Canadian dollars using the period-end exchange rates. Income, expenses, and cash flows of foreign operations are translated into Canadian dollars using average exchange rates. Exchange differences resulting from the translation of foreign operations into Canadian dollars are recognized in other comprehensive (loss) income and accumulated in equity.

Basis of Consolidation

These consolidated financial statements include the accounts of the Company, its subsidiaries and ketamine clinics in the United States that are owned solely by state-licensed physicians and organized as physician practices or professional medical corporations.

Subsidiaries

Subsidiary	Jurisdiction	Functional Currency	% Ownership
Field Trip Psychedelics Inc.	Ontario, Canada	Canadian Dollars	100%
Field Trip Health Canada Inc.	Ontario, Canada	Canadian Dollars	100%
Field Trip Health USA Inc.	Delaware, USA	United States Dollars	100%
Field Trip Health Holdings Inc	Ontario, Canada	Canadian Dollars	100%
Field Trip Health B.V.	Netherlands	Euros	100%
Field Trip Digital Canada Inc	Ontario, Canada	Canadian Dollars	100%
Field Trip Digital USA Inc	Delaware, USA	United States Dollars	100%
Field Trip Digital LLC	Delaware, USA	United States Dollars	100%
Field Trip Natural Products Limited	Kingston, Jamaica	United States Dollars	100%
Field Trip Discovery Inc	Ontario, Canada	Canadian Dollars	100%
Field Trip Discovery USA Inc	Delaware, USA	United States Dollars	100%
Field Trip Discovery Australia Pty Ltd	New South Wales, Australia	Australian Dollars	100%
Field Trip Training USA Inc	Delaware, USA	United States Dollars	100%
Field Trip At Home Inc	Delaware, USA	United States Dollars	100%

Subsidiaries are entities controlled by the Company. Control exists when the Company has the power, directly and indirectly, to govern the financial and operating policies of an entity and be exposed to the variable returns from its activities. The financial statements of subsidiaries are included in the consolidated financial statements from the date that control commences until the date the control ceases. All significant intercompany balances and transactions have been eliminated upon consolidation.

Professional Medical Corporations (“PCs”)

Field Trip’s agreements with the PCs generally consist of Management Services Agreements (“MSAs”), which provide for various administrative and management services to be provided by the Company to the PC, and Succession Agreements, which provide for transition of ownership of the PCs under certain conditions.

The MSAs typically provide that the term of the arrangements is twenty years with automatic renewal for successive five-year terms, subject to termination by Field Trip or the PC in certain specified circumstances. The Company has the right to receive income as an ongoing administrative fee in an amount that represents fair value of services rendered and has provided all financial support through loans to the PCs. Field Trip is the sole and exclusive provider of all non-medical business management, information management, marketing, support and personnel, equipment and supplies as are reasonably necessary for the day-to-day administration, operation, and non-medical management of the PCs. The Company directs and trains PC staff in the use of its proprietary psychotherapy protocols and establishes the guidelines for the employment and compensation of the physicians and other employees of the PCs. The PCs are branded as Field Trip clinics using its marketing collaterals and logo. In addition, Field Trip holds a security interest in all PC revenue and proceeds as collateral.

Under the terms of the Succession Agreement, Field Trip has the right to designate a successor shareholder in the event of a succession event. The outstanding voting equity instruments of the PCs are owned by successor shareholders appointed by Field Trip or other shareholders who are also subject to the terms of the Succession Agreements.

Based upon the provisions of these agreements, Field Trip determined that the PCs are controlled by the Company. The contractual arrangement to provide management services allows Field Trip to direct the economic activities that most significantly affect the PC. Accordingly, the Company is the primary beneficiary of the PCs and consolidates the PCs in accordance with IFRS 10, Consolidated Financial Statements. Furthermore, as a direct result of nominal initial equity contributions by the physicians, the financial support Field Trip provides to the PCs (e.g., loans) and the provisions of the successor shareholder succession arrangements described above, the interests held by noncontrolling interest holders lack economic substance and do not provide them with the ability to participate in the residual profits or losses generated by the PCs. Therefore, all income and expenses recognized by the PCs are allocated to Field Trip shareholders.